UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7285

Strong Heritage Reserve Series, Inc., on behalf of the
Strong Heritage Money Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


Item 1.   Schedule of Investments

Strong Heritage Money Fund
July 31, 2004 (Unaudited)
                                                                 Principal Amount     Yield to     Maturity
                                                                                      Maturity     Date (c)      Amortized Cost
--------------------------------------------------------------------------------------------------------------------------------
Commercial Paper 63.4%
Alaska HFC                                                          $10,800,000         1.35%      8/17/04       $  10,793,925
Alpine Securitization Corporation (a) (b)                             9,500,000          1.31      8/11/04           9,496,889
                                                                      1,500,000          1.31      8/17/04           1,499,181
Amstel Funding Corporation (a) (b)                                    4,100,000          1.30      8/11/04           4,098,667
                                                                      2,900,000          1.35      8/23/04           2,897,716
                                                                      3,500,000          1.36      8/30/04           3,496,298
Atlantis One Funding Corporation (a) (b)                              7,650,000          1.29      8/17/04           7,645,888
                                                                      2,650,000          1.45      9/03/04           2,646,584
BP Trinidad and Tobago LLC (a) (b)                                   11,000,000          1.31      8/03/04          10,999,600
Barton Capital Corporation (a) (b)                                   10,385,000          1.31      8/12/04          10,381,231
Blue Ridge Asset Funding Corporation (a) (b)                         10,400,000          1.35      8/19/04          10,393,370
California PCFA Environmental Improvement Revenue (b)                10,800,000          1.30      8/05/04          10,800,000
Citigroup Global Markets Holdings, Inc.                               3,500,000          1.35      8/16/04           3,498,162
Compass Securitization LLC (a) (b)                                   10,500,000          1.35      8/20/04          10,492,912
Credit Suisse First Boston USA, Inc. (a) (b)                          5,000,000          1.22      8/09/04           4,998,814
Delaware Funding Corporation (a) (b)                                  6,090,000          1.38      8/25/04           6,084,631
Duke University                                                       4,265,000          1.32      8/11/04           4,263,593
Erasmus Capital Corporation (a) (b)                                  10,617,000          1.31      8/12/04          10,613,137
Eureka Securitization, Inc. (a) (b)                                   5,900,000          1.29      8/11/04           5,898,097
                                                                      5,000,000          1.35      8/25/04           4,995,688
Fountain Square Commercial Corporation (a) (b)                        1,000,000          1.29      8/11/04             999,678
Gulf Coast Waste Disposal Authority PCR (b)                          10,800,000          1.28      8/04/04          10,800,000
KZH-KMS Corporation (a) (b)                                          10,000,000          1.38      8/17/04           9,994,250
Kittyhawk Funding Corporation (a) (b)                                 4,000,000          1.31      8/13/04           3,998,399
                                                                      6,500,000          1.34      8/19/04           6,495,887
Liberty Street Funding Corporation (a) (b)                            5,925,000          1.34      8/25/04           5,919,929
                                                                      4,575,000          1.35      8/18/04           4,572,255
Long Island College Hospital (b)                                     10,000,000          1.34      8/16/04           9,994,789
Market Street Funding Corporation (a) (b)                             7,000,000          1.29      8/04/04           6,999,498
                                                                      4,000,000          1.29      8/09/04           3,998,997
Marshall & Ilsley Corporation                                        11,100,000          1.33      8/11/04          11,096,309
Morgan Stanley, Dean Witter & Company                                10,000,000          1.28      8/02/04          10,000,000
Nieuw Amsterdam Receivables Corporation (a) (b)                      10,400,000          1.35      8/20/04          10,392,980
Oakland-Alameda County, California Coliseum Authority
Lease Revenue (b)                                                    10,500,000          1.33      8/04/04          10,500,000
                                                                     10,400,000          1.38      8/17/04          10,400,000
Old Line Funding Corporation (a) (b)                                  2,300,000          1.32      8/16/04           2,298,819
                                                                      6,210,000          1.34      8/23/04           6,205,132
                                                                      1,072,000          1.35      8/17/04           1,071,397
                                                                        818,000          1.40      9/01/04             817,046
Purdue Research Foundation (b)                                        4,000,000          1.38      8/16/04           4,000,000
Royal Bank of Scotland PLC                                            4,000,000          1.39      8/26/04           3,996,293
                                                                      2,700,000          1.40      9/13/04           2,695,590
Sheffield Receivables Corporation (a) (b)                             6,800,000          1.30      8/02/04           6,800,000
                                                                      1,100,000          1.36      8/23/04           1,099,127
                                                                      2,500,000          1.42      8/26/04           2,497,633
Societe Generale North America, Inc. (b)                             10,000,000          1.39      9/10/04           9,984,942
Society of New York Hospital Fund, Inc. (b)                           7,000,000          1.30      8/05/04           6,999,242
Steamboat Funding Corporation (a) (b)                                 9,910,000          1.33      8/09/04           9,907,437
Svenska Handelsbank, Inc. (b)                                         3,500,000          1.41      8/30/04           3,496,162
                                                                      2,300,000          1.43      9/01/04           2,297,259
Sydney Capital Corporation (a) (b)                                    7,000,000          1.20      8/03/04           6,999,767
                                                                      4,000,000          1.35      8/23/04           3,996,850
Tasman Funding, Inc. (a) (b)                                         10,900,000          1.31      8/12/04          10,896,034
Three Pillars Funding Corporation (a) (b)                             5,200,000          1.30      8/05/04           5,199,437
                                                                      3,600,000          1.34      8/16/04           3,598,124
                                                                      1,500,000          1.40      8/25/04           1,498,658
Thunder Bay Funding, Inc. (a) (b)                                     5,500,000          1.30      8/02/04           5,500,000
                                                                      3,044,000          1.31      8/12/04           3,042,892
                                                                      1,950,000          1.34      8/19/04           1,948,766
Ticonderoga Funding LLC (a) (b)                                       1,980,000          1.33      8/19/04           1,978,756
                                                                      3,400,000          1.37      8/23/04           3,397,283
                                                                      5,000,000          1.40      8/27/04           4,995,139
Triple-A-One Funding Corporation (a) (b)                              1,091,000          1.35      8/20/04           1,090,264
                                                                      4,305,000          1.36      8/18/04           4,302,396
                                                                      4,000,000          1.40      8/25/04           3,996,422
Tulip Funding Corporation (a) (b)                                     1,496,000          1.29      8/09/04           1,495,625
                                                                      2,000,000          1.29      8/11/04           1,999,355
                                                                      5,000,000          1.31      8/13/04           4,997,999
                                                                      1,397,000          1.45      8/31/04           1,395,368
UBS Finance, Inc. (b)                                                11,000,000          1.26      8/09/04          10,997,305
Waterfront Funding Corporation (a) (b)                               11,100,000          1.31      8/05/04          11,098,788
Wells Fargo Bank North America                                        6,000,000          1.33      8/17/04           6,000,000
Windmill Funding Corporation (a) (b)                                  8,000,000          1.28      8/03/04           7,999,716
                                                                      2,000,000          1.30      8/12/04           1,999,278
Yale University                                                      10,000,000          1.30      8/17/04           9,994,583
Yorkshire Building Society                                           10,400,000          1.54     10/05/04          10,371,527
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Total Commercial Paper                                                                                             447,113,765
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Taxable Variable Rate Put Bonds 22.1%
Alaska HFC                                                           10,435,000          1.30      8/05/04          10,435,000
Arbor Properties, Inc.                                                5,545,000          1.45      8/04/04           5,545,000
Botsford General Hospital Revenue                                     9,900,000          1.38      8/02/04           9,900,000
Brooks County, Georgia Development Authority IDR -
Langboard, Inc. Project                                               5,000,000          1.48      8/05/04           5,000,000
CEI Capital LLC                                                       7,510,000          1.48      8/05/04           7,510,000
Colorado HFA                                                         30,635,000          1.36      8/04/04          30,635,000
Convenience Holding Company LLC                                       4,890,000          1.53      8/05/04           4,890,000
Cornerstone Funding Corporation I, Series 2001D                       5,731,000          1.51      8/05/04           5,731,000
Cornerstone Funding Corporation I, Series 2003D                       5,000,000          1.48      8/05/04           5,000,000
Cornerstone Funding Corporation I, Series 2003I                       4,000,000          1.51      8/05/04           4,000,000
Denver, Colorado City and County Airport Revenue Refunding            5,100,000          1.40      8/04/04           5,100,000
Derry Township, Pennsylvania Industrial & CDA Facility
Revenue - Giant Center Project                                       10,860,000          1.43      8/05/04          10,860,000
Franklin Avenue Associates LP                                         5,880,000          1.43      8/02/04           5,880,000
LP Pinewood SPV LLC                                                  10,400,000          1.48      8/05/04          10,400,000
New Jersey EDA EDR - MSNBC/CNBC Project                               4,200,000         1.349      8/05/04           4,200,000
Sea Island Company & Sea Island Coastal Properties LLC               10,000,000         1.542      8/05/04          10,000,000
Vancouver Clinic Building LLC                                         6,700,000          1.40      8/05/04           6,700,000
Wake Forest University                                                6,150,000          1.50      8/05/04           6,150,000
Waukesha Health System, Inc.                                          2,800,000          1.40      8/05/04           2,800,000
Willacoochie, Georgia Development Authority PCR                       4,800,000          1.48      8/05/04           4,800,000
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Total Taxable Variable Rate Put Bonds                                                                              155,536,000
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United States Government & Agency Issues 10.9%
FNMA Notes:
    1.40%, Due 3/29/05                                               10,000,000          1.40      3/29/05          10,000,000
    1.40%, Due 5/03/05                                                4,000,000          1.40      5/03/05           4,000,000
    1.61%, Due 5/13/05                                                5,000,000          1.61      5/13/05           5,000,000
    1.75%, Due 5/23/05                                               10,000,000          1.75      5/23/05          10,000,000
    1.80%, Due 5/27/05                                                6,000,000          1.80      5/27/05           6,000,000
Federal Home Loan Bank Bonds:
    1.35%, Due 4/15/05                                                5,000,000          1.35      4/15/05           5,000,000
    1.35%, Due 4/29/05                                                4,000,000          1.35      4/29/05           4,000,000
    1.40%, Due 2/25/05                                                5,000,000          1.40      2/25/05           5,000,000
    1.43%, Due 3/11/05                                                5,000,000          1.43      3/11/05           5,000,000
    1.50%, Due 2/28/05                                                8,000,000          1.50      2/28/05           8,000,000
    1.55%, Due 5/06/05                                                4,000,000          1.55      5/06/05           4,000,000
    1.66%, Due 5/16/05                                                5,000,000          1.66      5/16/05           5,000,000
    2.02%, Due 6/08/05                                                6,000,000          2.02      6/08/05           6,000,000
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Total United States Government & Agency Issues                                                                      77,000,000
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Repurchase Agreements 3.5%
ABN AMRO Inc. (Dated 7/30/04), 1.35%, Due 8/02/04
(Repurchase proceeds $25,002,813); Collateralized by:
United States Government & Agency Issues                             25,000,000          1.35      8/02/04          25,000,000
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Total Repurchase Agreements                                                                                         25,000,000
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Total Investments in Securities 99.9%                                                                              704,649,765
Other Assets and Liabilities, Net 0.1%                                                                                 753,028
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Net Assets 100.0%                                                                                             $    705,402,793
==================================================================================================================================


LEGEND
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(a) Restricted security.
(b) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(c) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.

Percentages are stated as a percent of net assets.

ABBREVIATIONS
-----------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Heritage Reserve Series, Inc., on behalf of the
Strong Heritage Money Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    September 29, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    September 29, 2004